OFI Global Asset Management, Inc.
225 Liberty Street,
New York, New York 10281-1008

November 22, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Integrity Funds, on behalf of Oppenheimer Preferred Securities and Income Fund
Post-Effective Amendment No. 68 under the Securities Act
and Amendment No. 69 under the Investment Company Act
File Nos. 2-76547; 811-03420

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Integrity Funds (the “Registrant”). This filing constitutes Post-Effective Amendment No. 68 under the Securities Act and Amendment No. 69 under the Investment Company Act (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act to register shares of Oppenheimer Preferred Securities and Income Fund, a new series of the Registrant. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant respectfully requests selective review of the Amendment.

The Registrant believes that selective review is proper because the Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex. The section of the Prospectus titled “MORE ABOUT YOUR ACCOUNT” and the sections of the SAI, beginning with “ABOUT YOUR ACCOUNT” through the end of “FINANCIAL STATEMENTS” (including the appendices), are substantially similar and not materially different from those same sections most recently reviewed by the SEC Staff in connection with the N-1A and related amendments for Oppenheimer International Equity Fund, filed March 27, 2017 (File No. 33-47201; SEC Accession No. 0000728889-17-000503).

This filing is scheduled to go effective in seventy-five days on February 5, 2018, as indicated on the facing page. We anticipate that an amendment to the Registration Statement will be filed on or about February 3, 2018, including (i) responses to any comments of the Securities and Exchange Commission Staff on this filing; (ii) updated performance information; and (iii) other, non-material changes.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards, Esq. Senior Vice President & Managing Counsel OFI Global Asset Management, Inc. 225 Liberty Street New York, New York 10281-1008 212-323-4091 tedwards@ofiglobal.com

Sincerely,
/s/ Adrienne M. Ruffle
Adrienne M. Ruffle Associate General Counsel

cc:	Paulita Pike, Esq. Cynthia Lo Bessette, Esq. Joseph Benedetti, Esq. Taylor Edwards, Esq. Gloria LaFond